COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 1,658	$ 646,791	¥ 4,447,018	¥ 788,144
Operating costs and expenses:
Origination and servicing (including costs charged by related parties of RMB nil, RMB 9,877 and RMB 59,027 for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively)	13,178	106,029	728,999	136,106
Sales and marketing (including expenses charged by related parties of RMB 343, RMB 54,955 and RMB 66,345 for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively)	1,605	192,270	1,321,950	345,576
General and administrative (including expenses charged by related parties of RMB 10,580, RMB 17,512 and RMB 32,509 for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively)	15,410	82,814	569,387	46,004
Provision for loans receivable		6,468	44,474	12,406
Provision for financial assets receivable(including provision generated from related parties of RMB nil, RMB nil and RMB 5,912 for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively)		7,852	53,989	16,273
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB nil, RMB nil and RMB 12,138 for the period from July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, respectively)	108	12,175	83,707	21,180
Total operating costs and expenses	30,301	407,608	2,802,506	577,545
(Loss) Income from operations	(28,643)	239,183	1,644,512	210,599
Interest income	3	1,458	10,026	2,422
Foreign exchange losses		(373)	(2,563)
Other income, net		1,119	7,696	22
(Loss) Income before income tax benefit (expense)	(28,640)	241,387	1,659,671	213,043
Income tax benefit (expense)	7,924	(67,829)	(466,360)	(48,178)
Net (loss) income	(20,716)	173,558	1,193,311	164,865
Deemed dividend		(450,547)	(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ (20,716)	$ (276,989)	¥ (1,904,422)	¥ 164,865
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 Finance, Inc.
Basic (in CNY per share) | (per share)	¥ (0.10)	$ (1.37)	¥ (9.39)	¥ 0.83
Diluted (in CNY per share) | (per share)	¥ (0.10)	$ (1.37)	¥ (9.39)	¥ 0.83
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)	198,347,168	202,751,277	202,751,277	198,347,168
Diluted (in shares)	198,347,168	202,751,277	202,751,277	198,347,168
ADS
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 Finance, Inc.
Basic (in CNY per share) | (per share)	¥ (0.20)	$ (2.74)	¥ (18.78)	¥ 1.66
Diluted (in CNY per share) | (per share)	¥ (0.20)	$ (2.74)	¥ (18.78)	¥ 1.66
Loan facilitation service
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 1,618	$ 451,986	¥ 3,107,633	¥ 552,313
Post-origination services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 40	110,240	757,957	95,037
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue		38,956	267,844	50,966
Other service fee revenues
Revenue, net of value-added tax and related surcharges:
Total net revenue		$ 45,609	¥ 313,584	¥ 89,828